Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable
Schedule of components of accounts receivable balance

	Year ended December 31,
	2019	2018
Accounts receivable	350,369	345,371
Less: Accounts receivable allowance	(16,511)	(14,076)
Accounts receivable, net	$333,858	$331,295

Schedule of activity in accounts receivable allowance

	Year ended December 31,
	2019	2018	2017
Balance at beginning of year	$14,076	$8,495	$2,643
Additional provisions	4,662	6,469	6,233
Write-offs and other deductions	(2,321)	(870)	(434)
Exchange differences	94	(18)	53
Balance at the end of year	$16,511	$14,076	$8,495